NATURE OF THE ORGANIZATION AND BUSINESS	12 Months Ended
Dec. 31, 2024
NATURE OF THE ORGANIZATION AND BUSINESS
NATURE OF THE ORGANIZATION AND BUSINESS

NOTE 1 – NATURE OF THE ORGANIZATION AND BUSINESS

General

RedHawk Acquisition I Corp. (“RedHawk,” the “Company,” “we,” “our” or “us”), was incorporated in the State of Nevada on December 13, 2023, to engage in any lawful corporate undertaking, including, but not limited to, selected mergers and acquisitions. The Company has no operations to date. Other than issuing shares of common stock to its original shareholders and preferred shares to its initial investor, Redhawk Investment Group LLC, the Company has yet to commence any operational activities.

The Company was formed for the purpose of creating a corporation that could be used to consummate a merger or acquisition.

The Company can be defined as a “shell” company, whose sole purpose at this time is to locate and consummate a merger or acquisition with a private entity. The Company is conducting a “Blank Check” offering subject to Rule 419 of Regulation C as promulgated by the U.S. Securities and Exchange Commission (the “SEC”) under the Securities Act of 1933, as amended (the “Securities Act”) (the “Offering”). The Offering proceeds, and the securities to be issued to investors (the “Deposited Funds” and “Deposited Securities,” respectively) will be deposited in an escrow account (the “Escrow Account”). While held in the Escrow Account, the Deposited Securities may not be traded or transferred other than by will or the laws of descent and distribution, or pursuant to a qualified domestic relations order as defined by the Internal Revenue Code of 1986, as amended (the “Code”) (26 U.S.C. 1 et seq.), or Title 1 of the Employee Retirement Income Security Act (29 U.S.C. 1001 et seq.), or the rules thereunder. Except for an amount, after the Minimum Offering is attained, up to 10% of the Deposited Funds otherwise releasable under Rule 419, the Deposited Funds and the Deposited Securities may not be released until an acquisition meeting the requirements of Rule 419 has been consummated and 80% of investors reconfirm their investment in accordance with the procedures set forth in Rule 419 (the “Minimum Offering”). Pursuant to these procedures, a new prospectus, which describes an acquisition candidate and its business and includes audited financial statements, will be delivered to all investors. The Company must return the pro rata portion of the Deposited Funds to any investor who does not elect to remain an investor. Unless at least 80% of investors elect to remain investors, all investors will be entitled to the return of a pro rata portion of the Deposited Funds and none of the Deposited Securities will be issued to investors. If a consummated acquisition(s) has not occurred within 18 months from the effective date of the registration statement, the net Deposited Funds held in the Escrow Account shall be returned to all investors on a pro rata basis within five business days by first class mail or other equally prompt means.

On February 6, 2025, the Registration Statement on Form S-1 (Registration No. 333-283645, the “Registration Statement”) of the Company was declared effective by the SEC, related to the offering of up to 6,000,000 shares of the Company’s common stock, par value $0.001 per share, at $0.75 per share.

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act of 2002, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved. Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company may elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used. Furthermore, as a result of the Company’s election, our financial statements may not be comparable to companies that comply with public company effective dates.